Consolidated Statements of Changes in Shareholders' Equity - CAD shares in Millions, CAD in Millions	Total	Common shares outstanding	Common shares held in Share Trusts	Additional Paid-in Capital	Accumulated other comprehensive loss	Retained earnings
Shareholders', common share, beginning balance (in shares) at Dec. 31, 2012		856.8	0.0
Shareholders' equity, beginning balance at Dec. 31, 2012	CAD 11,018	CAD 3,892	CAD 0	CAD 216	CAD (3,257)	CAD 10,167
Net income	2,612					2,612
Stock-based compensation (in shares)		1.4
Stock-based compensation	40	CAD 36		4
Shares repurchase programs (in shares)		(27.6)
Share repurchase programs	(1,400)	CAD (133)				(1,267)
Other comprehensive income (loss)	1,407				1,407
Dividends	CAD (724)					(724)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2013	830.6	830.6	0.0
Shareholders' equity, ending balance at Dec. 31, 2013	CAD 12,953	CAD 3,795	CAD 0	220	(1,850)	10,788
Net income	3,167					3,167
Stock-based compensation (in shares)		1.2
Stock-based compensation	41	CAD 31		10
Modification of stock-based compensation awards	209			209
Shares repurchase programs (in shares)		(22.4)
Share repurchase programs	(1,505)	CAD (108)				(1,397)
Other comprehensive income (loss)	(577)				(577)
Dividends	CAD (818)					(818)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2014	809.4	809.4	0.0
Shareholders' equity, ending balance at Dec. 31, 2014	CAD 13,470	CAD 3,718	CAD 0	439	(2,427)	11,740
Net income	3,538					3,538
Stock-based compensation (in shares)		2.5
Stock-based compensation	128	CAD 95		36		(3)
Shares repurchase programs (in shares)		(23.3)
Share repurchase programs	(1,750)	CAD (108)				(1,642)
Share purchases by Share Trusts (in shares)		(1.4)	1.4
Share purchases by Shares Trusts	(100)		CAD (100)
Other comprehensive income (loss)	660				660
Dividends	CAD (996)					(996)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2015	788.6	787.2	(1.4)
Shareholders' equity, ending balance at Dec. 31, 2015	CAD 14,950	CAD 3,705	CAD (100)	CAD 475	CAD (1,767)	CAD 12,637